UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  Deltec House
          Lyford Cay
          PO Box N1717
          Nassau
          NP
          Bahamas
          Attention: S. Nicholas Walker

13F File Number:  028-12227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 677-4514


Signature, Place and Date of Signing:


/s/ S. Nicholas Walker            New York, New York        February 11, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $98,907
                                        (thousands)


List of Other Included Managers: 1

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number    Name

1.              028-13152               The Lion Fund Limited



                                                       FORM 13F INFORMATION TABLE
                                                      York Asset Management Limited
                                                           December 31, 2009


COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6       COL 7       COLUMN 8

                                TITLE                         VALUE      SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       (X$1000)   PRN AMT PRN CALL  DISCRETION      MGRS    SOLE  SHARED NONE
--------------                  --------          -----       --------   ------- --- ----  ----------      ----   ------ ------ ----
ALLEGHENY ENERGY INC            COM               017361106     725       30,896           SOLE            NONE    30,896
ATLAS ACQUISITION HLDGS CORP    COM               049162100     556       55,600           SHARED DEFINED  1       55,600
ATLAS ACQUISITION HLDGS CORP    COM               049162100     390       39,000           SOLE            NONE    39,000
BAKER HUGHES INC                COM               057224107   4,254      105,101           SHARED DEFINED  1      105,101
BAKER HUGHES INC                COM               057224107   3,286       78,205           SOLE            NONE    78,205
BJ SVCS CO                      COM               055482103   4,881      262,400           SHARED DEFINED  1      262,400
BJ SVCS CO                      COM               055482103   3,729      194,300           SOLE            NONE   194,300
BPW ACQUISITION CORP            COM               055637102   3,415      324,299           SHARED DEFINED  1      324,299
BPW ACQUISITION CORP            COM               055637102   2,365      224,582           SOLE            NONE   224,582
BURLINGTON NORTHN SANTA FE C    COM               12189T104   4,675       47,400           SHARED DEFINED  1       47,400
BURLINGTON NORTHN SANTA FE C    COM               12189T104   6,361       64,500           SOLE            NONE    64,500
CALPINE CORP                    COM NEW           131347304     360       32,718           SOLE            NONE    32,718
CME GROUP INC                   COM               12572Q105     237          704           SOLE            NONE       704
CONVERA CORP                    CL A              211919105      75      313,847           SHARED DEFINED  1      313,847
CONVERA CORP                    CL A              211919105      55      232,400           SOLE            NONE   232,400
DENBURY RES INC                 COM NEW           247916208     339       22,930           SHARED DEFINED  1       22,930
DENBURY RES INC                 COM NEW           247916208     253       16,910           SOLE            NONE    16,910
EBAY INC                        COM               278642103   2,365      109,222           SOLE            NONE   109,222
EDCI HLDGS INC                  COM               268315108      94       16,000           SHARED DEFINED  1       16,000
EDCI HLDGS INC                  COM               268315108      69       11,826           SOLE            NONE    11,826
EL PASO CORP                    COM               28336L109     656       66,736           SOLE            NONE    66,736
ENCORE BANCSHARES INC           COM               29255V201   1,330       27,700           SHARED DEFINED  1       27,700
ENCORE BANCSHARES INC           COM               29255V201     986       20,400           SOLE            NONE    20,400
GENESIS LEASE LTD               ADR               37183T107   1,789      200,292           SHARED DEFINED  1      200,292
GENESIS LEASE LTD               ADR               37183T107   1,281      148,184           SOLE            NONE   148,184
GRACO INC                       COM               384109104   1,179       47,757           SOLE            NONE    47,757
HILLENBRAND INC                 COM               431571108   6,982      365,616           SOLE            NONE   365,616
ICAHN ENTERPRISES LP            DEPOSITRY UNIT    451100101     366        9,165           SOLE            NONE     9,165
INTERACTIVE BROKERS GROUP IN    COM               45841N107   2,483      144,600           SOLE            NONE   144,600
LABRANCHE & CO INC              COM               505447102      69       24,000           SOLE            NONE    24,000
LIBERTY ACQUISITION HLDGS CO    COM               53015Y107   1,890      195,500           SHARED DEFINED  1      195,500
LIBERTY ACQUISITION HLDGS CO    COM               53015Y107   2,150      222,300           SOLE            NONE   222,300
MPS GROUP INC                   COM               553409103   3,028      220,400           SHARED DEFINED  1      220,400
MPS GROUP INC                   COM               553409103   2,227      163,300           SOLE            NONE   163,300
NASDAQ OMX GROUP INC            COM               631103108     367       18,527           SOLE            NONE    18,527
NATIONAL WESTN LIFE INS CO      CL A              638522102     200        1,150           SHARED DEFINED  1        1,150
NYSE EURONEXT                   COM               629491101     386       15,256           SOLE            NONE    15,256
PEPSI BOTTLING GROUP INC        COM               713409100   5,123      136,600           SHARED DEFINED  1      136,600
PEPSI BOTTLING GROUP INC        COM               713409100   3,349       93,200           SOLE            NONE    93,200
PEPSIAMERICAS INC               COM               71343P200     895       30,600           SHARED DEFINED  1       30,600
PEPSIAMERICAS INC               COM               71343P200     376       12,700           SOLE            NONE    12,700
PEPSICO INC                     COM               713448108   3,144       51,705           SHARED DEFINED  1       51,705
PEPSICO INC                     COM               713448108   1,919       33,118           SOLE            NONE    33,118
PLAYBOY ENTERPRISES INC         CL B              728117300     134       46,000           SOLE            NONE    46,000
QUANTA SVCS INC                 COM               74762E102     539       25,869           SOLE            NONE    25,869
RRI ENERGY INC                  COM               74971X107     170       29,655           SOLE            NONE    29,655
SAPPHIRE INDUSTRIALS CORP       COM               80306T109   3,393      337,900           SHARED DEFINED  1      337,900
SAPPHIRE INDUSTRIALS CORP       COM               80306T109   2,374      236,500           SOLE            NONE   236,500
TALBOTS INC                     COM               874161102     337       37,873           SHARED DEFINED  1       37,873
TALBOTS INC                     COM               874161102   1,130      126,791           SOLE            NONE   126,791
TEXAS PAC LD TR                 SUB CTF PROP I T  882610108   2,295       81,065           SOLE            NONE    81,065
TRIAN ACQUISITION I CORP        COM               89582E108   3,777      383,825           SHARED DEFINED  1      383,825
TRIAN ACQUISITION I CORP        COM               89582E108   2,641      268,369           SOLE            NONE   268,369
UNITED PARCEL SERVICE INC       CL B              911312106   1,302       24,700           SOLE            NONE    24,700
WARNER MUSIC GROUP CORP         COM               934550104     157       24,000           SOLE            NONE    24,000


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